Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-8.25%
Activision Blizzard, Inc.(b)	10,206	$818,521
Alphabet, Inc., Class A(b)	164,300	20,187,541
Alphabet, Inc., Class C(b)	163,602	20,183,579
AT&T, Inc.	743,151	11,689,765
Charter Communications, Inc., Class A(b)(c)	17,383	5,669,465
Comcast Corp., Class A	364,632	14,348,269
DISH Network Corp., Class A(b)(c)	167,475	1,076,864
Electronic Arts, Inc.	6,999	895,872
Fox Corp., Class A(c)	22,793	711,142
Fox Corp., Class B	24,754	723,064
Interpublic Group of Cos., Inc. (The)	34,210	1,272,270
Live Nation Entertainment, Inc.(b)(c)	26,468	2,115,852
Match Group, Inc.(b)	9,493	327,509
Meta Platforms, Inc., Class A(b)	68,874	18,232,325
Netflix, Inc.(b)	11,483	4,538,426
News Corp., Class A	33,554	614,374
News Corp., Class B	33,210	613,721
Omnicom Group, Inc.	17,279	1,523,835
Paramount Global, Class B(c)	160,286	2,437,950
Take-Two Interactive Software, Inc.(b)	4,621	636,450
T-Mobile US, Inc.(b)	60,460	8,298,135
Verizon Communications, Inc.	395,795	14,102,176
Walt Disney Co. (The)(b)(c)	95,270	8,379,949
Warner Bros Discovery, Inc.(b)	249,166	2,810,593
		142,207,647
Consumer Discretionary-12.63%
Advance Auto Parts, Inc.	9,211	671,390
Amazon.com, Inc.(b)	600,663	72,427,944
Aptiv PLC(b)	16,645	1,466,092
AutoZone, Inc.(b)	746	1,780,583
Bath & Body Works, Inc.	21,437	755,440
Best Buy Co., Inc.	62,491	4,541,221
Booking Holdings, Inc.(b)	738	1,851,472
BorgWarner, Inc.	34,851	1,544,945
Caesars Entertainment, Inc.(b)	24,177	991,499
CarMax, Inc.(b)(c)	52,713	3,806,406
Carnival Corp.(b)(c)	132,762	1,490,917
Chipotle Mexican Grill, Inc.(b)	595	1,235,511
D.R. Horton, Inc.	37,983	4,058,104
Darden Restaurants, Inc.(c)	7,333	1,162,427
Domino’s Pizza, Inc.	1,604	464,919
eBay, Inc.	24,274	1,032,616
Etsy, Inc.(b)	2,565	207,893
Expedia Group, Inc.(b)	12,558	1,201,926
Ford Motor Co.	1,385,353	16,624,236
Garmin Ltd.	5,410	558,041
General Motors Co.	454,999	14,746,518
Genuine Parts Co.	14,343	2,136,103
Hasbro, Inc.	12,586	746,979
Hilton Worldwide Holdings, Inc.	6,616	900,570
Home Depot, Inc. (The)	58,298	16,524,568
Las Vegas Sands Corp.(b)	7,722	425,714
Lennar Corp., Class A	37,170	3,981,650
LKQ Corp.	24,777	1,306,987
Lowe’s Cos., Inc.(c)	52,314	10,521,915
Marriott International, Inc., Class A	13,338	2,237,983
McDonald’s Corp.	9,351	2,666,064
MGM Resorts International	32,513	1,277,436
Mohawk Industries, Inc.(b)	12,685	1,167,527
Newell Brands, Inc.	81,712	679,027
NIKE, Inc., Class B	44,441	4,677,860
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(b)(c)	36,434	$541,045
NVR, Inc.(b)	212	1,177,495
O’Reilly Automotive, Inc.(b)	1,858	1,678,350
Pool Corp.	1,874	592,615
PulteGroup, Inc.	32,093	2,120,705
Ralph Lauren Corp.(c)	6,005	638,391
Ross Stores, Inc.	18,984	1,967,122
Royal Caribbean Cruises Ltd.(b)	13,976	1,131,637
Starbucks Corp.	35,133	3,430,386
Tapestry, Inc.	16,850	674,337
Tesla, Inc.(b)	49,809	10,157,549
TJX Cos., Inc. (The)	71,382	5,481,424
Tractor Supply Co.	6,605	1,384,342
Ulta Beauty, Inc.(b)	1,967	806,136
VF Corp.	56,932	980,369
Whirlpool Corp.(c)	15,866	2,051,315
Wynn Resorts Ltd.	3,667	361,933
Yum! Brands, Inc.	5,800	746,402
		217,792,036
Consumer Staples-12.80%
Altria Group, Inc.	46,929	2,084,586
Archer-Daniels-Midland Co.	140,990	9,960,943
Brown-Forman Corp., Class B	7,119	439,741
Campbell Soup Co.	18,476	933,962
Church & Dwight Co., Inc.	6,768	625,702
Clorox Co. (The)	4,967	785,680
Coca-Cola Co. (The)	76,713	4,576,698
Colgate-Palmolive Co.	26,640	1,981,483
Conagra Brands, Inc.	36,352	1,267,594
Constellation Brands, Inc., Class A	4,763	1,157,266
Costco Wholesale Corp.	52,751	26,985,302
Dollar General Corp.	17,822	3,583,826
Dollar Tree, Inc.(b)	21,438	2,891,557
Estee Lauder Cos., Inc. (The), Class A	7,302	1,343,787
General Mills, Inc.	26,071	2,194,135
Hershey Co. (The)	4,633	1,203,190
Hormel Foods Corp.	33,416	1,278,162
JM Smucker Co. (The)	5,944	871,331
Kellogg Co.	25,354	1,692,887
Keurig Dr Pepper, Inc.	43,304	1,347,620
Kimberly-Clark Corp.	17,437	2,341,440
Kraft Heinz Co. (The)	73,800	2,820,636
Kroger Co. (The)	333,847	15,133,285
Lamb Weston Holdings, Inc.	4,878	542,434
McCormick & Co., Inc.	9,457	810,749
Molson Coors Beverage Co., Class B	21,618	1,337,073
Mondelez International, Inc., Class A	51,514	3,781,643
Monster Beverage Corp.(b)	13,312	780,349
PepsiCo, Inc.	53,234	9,707,220
Philip Morris International, Inc.	33,898	3,051,159
Procter & Gamble Co. (The)	62,037	8,840,272
Sysco Corp.	106,710	7,464,365
Target Corp.	73,192	9,583,029
Tyson Foods, Inc., Class A	99,772	5,052,454
Walgreens Boots Alliance, Inc.(c)	421,392	12,797,675
Walmart, Inc.	473,236	69,504,171
		220,753,406
Energy-8.70%
APA Corp.	32,563	1,034,852
Baker Hughes Co., Class A	76,954	2,096,997
Chevron Corp.	156,996	23,646,738
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
ConocoPhillips	79,984	$7,942,411
Coterra Energy, Inc.	39,570	920,003
Devon Energy Corp.	42,171	1,944,083
Diamondback Energy, Inc.	7,498	953,371
EOG Resources, Inc.	28,032	3,007,553
EQT Corp.	42,213	1,467,746
Exxon Mobil Corp.	394,051	40,264,131
Halliburton Co.	62,137	1,780,225
Hess Corp.	10,129	1,283,040
Kinder Morgan, Inc.	123,055	1,982,416
Marathon Oil Corp.	33,255	736,931
Marathon Petroleum Corp.(c)	146,334	15,351,900
Occidental Petroleum Corp.	64,296	3,707,307
ONEOK, Inc.	37,552	2,127,696
Phillips 66	178,218	16,326,551
Pioneer Natural Resources Co.	12,967	2,586,138
Schlumberger N.V.	58,406	2,501,529
Targa Resources Corp.	30,106	2,048,713
Valero Energy Corp.	141,770	15,175,061
Williams Cos., Inc. (The)	39,674	1,137,057
		150,022,449
Financials-11.96%
Aflac, Inc.	32,203	2,067,755
Allstate Corp. (The)	46,205	5,010,932
American Express Co.	35,602	5,645,053
American International Group, Inc.	112,753	5,956,741
Ameriprise Financial, Inc.	6,286	1,876,182
Aon PLC, Class A	4,487	1,383,297
Arch Capital Group Ltd.(b)	15,069	1,050,309
Arthur J. Gallagher & Co.	4,876	976,809
Assurant, Inc.	9,230	1,107,508
Bank of America Corp.	409,661	11,384,479
Bank of New York Mellon Corp. (The)	44,418	1,785,604
Berkshire Hathaway, Inc., Class B(b)	105,523	33,881,325
BlackRock, Inc.	2,929	1,925,964
Brown & Brown, Inc.	6,869	428,145
Capital One Financial Corp.	41,336	4,307,625
Cboe Global Markets, Inc.	3,531	467,575
Charles Schwab Corp. (The)	40,187	2,117,453
Chubb Ltd.	23,093	4,290,679
Cincinnati Financial Corp.	6,165	594,922
Citigroup, Inc.	229,016	10,149,989
Citizens Financial Group, Inc.	28,598	737,256
CME Group, Inc., Class A	3,032	541,970
Comerica, Inc.	6,550	236,455
Discover Financial Services	16,154	1,659,662
Everest Re Group Ltd.	3,575	1,215,571
FactSet Research Systems, Inc.	502	193,215
Fidelity National Information Services, Inc.	26,843	1,464,823
Fifth Third Bancorp	33,428	811,298
Fiserv, Inc.(b)	16,765	1,880,865
FleetCor Technologies, Inc.(b)	1,850	419,118
Franklin Resources, Inc.(c)	30,533	733,097
Global Payments, Inc.	9,483	926,394
Globe Life, Inc.	4,832	498,566
Goldman Sachs Group, Inc. (The)	21,732	7,038,995
Hartford Financial Services Group, Inc. (The)	33,689	2,308,370
Huntington Bancshares, Inc.	62,800	647,468
Intercontinental Exchange, Inc.	10,127	1,072,956
Invesco Ltd.(d)	38,863	558,850
Jack Henry & Associates, Inc.	1,325	202,579
JPMorgan Chase & Co.	124,574	16,905,938
	Shares	Value
Financials-(continued)
KeyCorp	54,065	$504,967
Lincoln National Corp.	77,174	1,614,480
Loews Corp.	25,888	1,449,728
M&T Bank Corp.	6,981	831,856
MarketAxess Holdings, Inc.	214	58,296
Marsh & McLennan Cos., Inc.	13,860	2,400,275
Mastercard, Inc., Class A	6,800	2,482,136
MetLife, Inc.	118,978	5,895,360
Moody’s Corp.	2,023	641,048
Morgan Stanley	78,039	6,380,469
MSCI, Inc.	444	208,915
Nasdaq, Inc.	12,524	693,203
Northern Trust Corp.	9,693	697,121
PayPal Holdings, Inc.(b)	38,950	2,414,510
PNC Financial Services Group, Inc. (The)	17,634	2,042,546
Principal Financial Group, Inc.	24,013	1,571,891
Progressive Corp. (The)	37,450	4,790,229
Prudential Financial, Inc.	67,969	5,348,481
Raymond James Financial, Inc.	13,548	1,224,062
Regions Financial Corp.(c)	39,080	674,912
S&P Global, Inc.	3,621	1,330,464
State Street Corp.	16,880	1,148,178
Synchrony Financial	43,417	1,344,190
T. Rowe Price Group, Inc.(c)	6,529	699,648
Travelers Cos., Inc. (The)	22,284	3,771,344
Truist Financial Corp.	69,651	2,122,266
U.S. Bancorp	72,098	2,155,730
Visa, Inc., Class A(c)	14,831	3,278,096
W.R. Berkley Corp.	18,831	1,048,510
Wells Fargo & Co.	249,262	9,923,120
Willis Towers Watson PLC	4,055	887,437
Zions Bancorporation N.A.	8,689	237,123
		206,332,383
Health Care-18.63%
Abbott Laboratories	47,746	4,870,092
AbbVie, Inc.	41,113	5,671,949
Agilent Technologies, Inc.	5,402	624,849
Align Technology, Inc.(b)	1,254	354,456
AmerisourceBergen Corp.(c)	171,439	29,170,346
Amgen, Inc.	12,103	2,670,527
Baxter International, Inc.	42,035	1,711,665
Becton, Dickinson and Co.	8,734	2,111,532
Biogen, Inc.(b)	3,936	1,166,670
Bio-Rad Laboratories, Inc., Class A(b)	605	225,877
Bio-Techne Corp.	1,650	134,954
Boston Scientific Corp.(b)	28,841	1,484,735
Bristol-Myers Squibb Co.	74,506	4,801,167
Cardinal Health, Inc.	287,434	23,655,818
Catalent, Inc.(b)	7,404	275,651
Centene Corp.(b)	235,381	14,690,128
Charles River Laboratories International, Inc.(b)(c)	2,070	400,297
Cigna Group (The)	69,250	17,133,142
Cooper Cos., Inc. (The)	1,096	407,197
CVS Health Corp.	443,819	30,193,007
Danaher Corp.	13,877	3,186,437
DaVita, Inc.(b)	16,440	1,539,935
DENTSPLY SIRONA, Inc.	11,224	405,411
DexCom, Inc.(b)	2,852	334,426
Edwards Lifesciences Corp.(b)	7,648	644,191
Elevance Health, Inc.	36,534	16,360,656
Eli Lilly and Co.	9,629	4,135,270

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
GE HealthCare Technologies, Inc.(b)	26,867	$2,136,195
Gilead Sciences, Inc.	36,018	2,771,225
HCA Healthcare, Inc.	25,915	6,846,484
Henry Schein, Inc.(b)	17,360	1,282,904
Hologic, Inc.(b)	6,087	480,203
Humana, Inc.	20,548	10,312,425
IDEXX Laboratories, Inc.(b)	817	379,717
Illumina, Inc.(b)	2,504	492,412
Incyte Corp.(b)	4,975	306,211
Insulet Corp.(b)	480	131,640
Intuitive Surgical, Inc.(b)	2,923	899,816
IQVIA Holdings, Inc.(b)(c)	7,721	1,520,342
Johnson & Johnson	66,486	10,309,319
Laboratory Corp. of America Holdings	7,074	1,503,437
McKesson Corp.	86,411	33,772,875
Medtronic PLC	42,574	3,523,424
Merck & Co., Inc.	57,614	6,361,162
Mettler-Toledo International, Inc.(b)	293	387,308
Moderna, Inc.(b)	14,613	1,866,226
Molina Healthcare, Inc.(b)	12,986	3,556,865
Organon & Co.	28,776	557,967
Pfizer, Inc.	270,317	10,277,452
Quest Diagnostics, Inc.	7,770	1,030,690
Regeneron Pharmaceuticals, Inc.(b)	1,726	1,269,577
ResMed, Inc.	1,931	407,035
Revvity, Inc.	3,472	400,391
STERIS PLC	2,847	569,315
Stryker Corp.	7,369	2,030,749
Teleflex, Inc.	1,314	308,462
Thermo Fisher Scientific, Inc.	8,764	4,456,143
UnitedHealth Group, Inc.	74,686	36,390,007
Universal Health Services, Inc., Class B	12,037	1,590,449
Vertex Pharmaceuticals, Inc.(b)	3,209	1,038,336
Viatris, Inc.	171,006	1,564,705
Waters Corp.(b)	1,028	258,254
West Pharmaceutical Services, Inc.	969	324,256
Zimmer Biomet Holdings, Inc.	5,930	755,126
Zoetis, Inc.	5,294	862,975
		321,292,464
Industrials-9.28%
3M Co.	34,931	3,259,412
A.O. Smith Corp.	6,015	384,599
Alaska Air Group, Inc.(b)	22,122	993,941
Allegion PLC	3,207	335,901
American Airlines Group, Inc.(b)(c)	335,956	4,965,430
AMETEK, Inc.	4,787	694,450
Automatic Data Processing, Inc.	8,533	1,783,312
Boeing Co. (The)(b)	34,813	7,161,034
Broadridge Financial Solutions, Inc.	4,507	661,267
C.H. Robinson Worldwide, Inc.(c)	25,526	2,413,228
Carrier Global Corp.	47,298	1,934,488
Caterpillar, Inc.	27,798	5,719,438
Ceridian HCM Holding, Inc.(b)	1,951	120,669
Cintas Corp.	2,062	973,553
Copart, Inc.(b)	5,674	496,986
CoStar Group, Inc.(b)	3,446	273,612
CSX Corp.	53,255	1,633,331
Cummins, Inc.	12,267	2,507,497
Deere & Co.	14,920	5,162,022
Delta Air Lines, Inc.(b)	143,994	5,231,302
Dover Corp.	6,176	823,446
Eaton Corp. PLC	12,884	2,266,296
	Shares	Value
Industrials-(continued)
Emerson Electric Co.	23,849	$1,852,590
Equifax, Inc.	2,803	584,762
Expeditors International of Washington, Inc.	16,802	1,853,429
Fastenal Co.	14,335	771,940
FedEx Corp.	49,567	10,804,615
Fortive Corp.	9,553	621,996
Generac Holdings, Inc.(b)(c)	4,273	465,415
General Dynamics Corp.	18,966	3,872,478
General Electric Co.	89,232	9,059,725
Honeywell International, Inc.	19,463	3,729,111
Howmet Aerospace, Inc.	14,662	626,801
Huntington Ingalls Industries, Inc.	5,430	1,093,493
IDEX Corp.	1,537	306,109
Illinois Tool Works, Inc.	7,316	1,600,229
Ingersoll Rand, Inc.	11,218	635,612
J.B. Hunt Transport Services, Inc.	8,934	1,491,710
Jacobs Solutions, Inc.	14,055	1,540,428
Johnson Controls International PLC	43,883	2,619,815
L3Harris Technologies, Inc.	8,878	1,561,818
Leidos Holdings, Inc.	16,458	1,284,711
Lockheed Martin Corp.	14,730	6,540,267
Masco Corp.	18,320	885,222
Nordson Corp.	1,278	278,515
Norfolk Southern Corp.	6,404	1,333,185
Northrop Grumman Corp.	8,448	3,679,020
Old Dominion Freight Line, Inc.	1,965	610,015
Otis Worldwide Corp.	17,610	1,400,171
PACCAR, Inc.	42,166	2,900,177
Parker-Hannifin Corp.	5,371	1,721,083
Paychex, Inc.	4,720	495,270
Paycom Software, Inc.	519	145,387
Pentair PLC	8,273	458,903
Quanta Services, Inc.	11,462	2,035,422
Raytheon Technologies Corp.	74,134	6,830,707
Republic Services, Inc.	11,238	1,591,638
Robert Half International, Inc.	9,892	643,178
Rockwell Automation, Inc.	2,880	802,368
Rollins, Inc.	8,223	323,328
Snap-on, Inc.	2,125	528,828
Southwest Airlines Co.	76,823	2,294,703
Stanley Black & Decker, Inc.(c)	22,196	1,664,034
Textron, Inc.	19,638	1,215,003
Trane Technologies PLC	9,084	1,482,781
TransDigm Group, Inc.	845	653,734
Union Pacific Corp.	13,424	2,584,388
United Airlines Holdings, Inc.(b)	93,557	4,440,683
United Parcel Service, Inc., Class B	58,473	9,764,991
United Rentals, Inc.	2,865	956,308
Verisk Analytics, Inc.	1,704	373,363
W.W. Grainger, Inc.	2,384	1,547,264
Wabtec Corp.	8,853	820,053
Waste Management, Inc.	13,943	2,257,651
Xylem, Inc.	5,909	592,082
		160,021,723
Information Technology-11.14%
Accenture PLC, Class A	26,157	8,001,949
Adobe, Inc.(b)	5,595	2,337,535
Advanced Micro Devices, Inc.(b)	30,189	3,568,642
Akamai Technologies, Inc.(b)	5,319	489,986
Amphenol Corp., Class A	17,447	1,316,376
Analog Devices, Inc.	7,318	1,300,335
ANSYS, Inc.(b)	720	232,985

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Apple, Inc.	276,723	$49,049,152
Applied Materials, Inc.	24,156	3,219,995
Arista Networks, Inc.(b)	3,153	524,470
Autodesk, Inc.(b)	2,709	540,148
Broadcom, Inc.	5,949	4,806,554
Cadence Design Systems, Inc.(b)	1,923	444,040
CDW Corp.	13,176	2,262,187
Cisco Systems, Inc.	116,304	5,776,820
Cognizant Technology Solutions Corp., Class A	34,021	2,125,972
Corning, Inc.	44,944	1,384,725
DXC Technology Co.(b)	61,538	1,540,296
Enphase Energy, Inc.(b)	1,166	202,744
EPAM Systems, Inc.(b)	1,805	463,199
F5, Inc.(b)	2,063	304,458
Fair Isaac Corp.(b)	208	163,835
First Solar, Inc.(b)	1,323	268,516
Fortinet, Inc.(b)	7,956	543,634
Gartner, Inc.(b)	1,842	631,548
Gen Digital, Inc.	19,767	346,713
Hewlett Packard Enterprise Co.	214,108	3,087,437
HP, Inc.	226,484	6,581,625
Intel Corp.	245,797	7,727,858
International Business Machines Corp.	51,211	6,585,223
Intuit, Inc.	3,685	1,544,457
Juniper Networks, Inc.	18,203	552,825
Keysight Technologies, Inc.(b)	3,796	614,193
KLA Corp.	2,999	1,328,527
Lam Research Corp.	4,209	2,595,690
Microchip Technology, Inc.	10,427	784,736
Micron Technology, Inc.	52,274	3,565,087
Microsoft Corp.	87,046	28,585,036
Monolithic Power Systems, Inc.	387	189,595
Motorola Solutions, Inc.	3,684	1,038,593
NetApp, Inc.	10,991	729,253
NVIDIA Corp.	12,493	4,726,602
NXP Semiconductors N.V. (China)	7,983	1,429,755
ON Semiconductor Corp.(b)	11,227	938,577
Oracle Corp.	58,207	6,166,450
PTC, Inc.(b)	1,737	233,453
Qorvo, Inc.(b)	4,552	442,728
QUALCOMM, Inc.	39,577	4,488,428
Roper Technologies, Inc.	1,424	646,809
Salesforce, Inc.(b)	19,216	4,292,470
Seagate Technology Holdings PLC	16,004	961,840
ServiceNow, Inc.(b)	1,845	1,005,119
Skyworks Solutions, Inc.	5,029	520,552
SolarEdge Technologies, Inc.(b)(c)	1,077	306,762
Synopsys, Inc.(b)	1,545	702,913
TE Connectivity Ltd.	13,842	1,695,368
Teledyne Technologies, Inc.(b)	1,408	547,219
Teradyne, Inc.	3,302	330,827
Texas Instruments, Inc.	12,328	2,143,593
Trimble, Inc.(b)	8,056	375,974
Tyler Technologies, Inc.(b)	616	244,527
VeriSign, Inc.(b)	769	171,733
Western Digital Corp.(b)	46,181	1,788,590
Zebra Technologies Corp., Class A(b)	2,095	550,084
		192,067,322
Materials-2.96%
Air Products and Chemicals, Inc.	4,836	1,301,561
Albemarle Corp.(c)	3,444	666,517
	Shares	Value
Materials-(continued)
Amcor PLC	147,388	$1,420,820
Avery Dennison Corp.	5,596	901,684
Ball Corp.	30,759	1,573,630
Celanese Corp.	9,367	974,355
CF Industries Holdings, Inc.	15,064	926,587
Corteva, Inc.	31,337	1,676,216
Dow, Inc.	112,136	5,469,994
DuPont de Nemours, Inc.	19,560	1,314,236
Eastman Chemical Co.	13,794	1,063,380
Ecolab, Inc.	9,483	1,565,169
FMC Corp.	5,099	530,704
Freeport-McMoRan, Inc.	65,183	2,238,384
International Flavors & Fragrances, Inc.	15,542	1,201,241
International Paper Co.	62,979	1,854,102
Linde PLC	10,393	3,675,588
LyondellBasell Industries N.V., Class A	60,182	5,147,968
Martin Marietta Materials, Inc.	1,908	759,460
Mosaic Co. (The)	41,205	1,316,912
Newmont Corp.	29,976	1,215,527
Nucor Corp.	27,732	3,662,288
Packaging Corp. of America	6,761	838,567
PPG Industries, Inc.	14,810	1,944,405
Sealed Air Corp.	13,170	498,485
Sherwin-Williams Co. (The)	10,940	2,491,913
Steel Dynamics, Inc.	19,549	1,796,553
Vulcan Materials Co.	4,569	893,240
WestRock Co.	75,293	2,108,957
		51,028,443
Real Estate-0.86%
Alexandria Real Estate Equities, Inc.	2,151	244,052
American Tower Corp.	5,911	1,090,225
AvalonBay Communities, Inc.	1,689	293,852
Boston Properties, Inc.	5,720	278,392
Camden Property Trust	1,423	148,661
CBRE Group, Inc., Class A(b)	41,706	3,124,614
Crown Castle, Inc.	5,814	658,203
Digital Realty Trust, Inc.	4,832	495,087
Equinix, Inc.	1,148	855,891
Equity Residential	4,930	299,744
Essex Property Trust, Inc.	785	169,607
Extra Space Storage, Inc.(c)	1,361	196,352
Federal Realty Investment Trust	1,171	103,282
Healthpeak Properties, Inc.	10,173	203,053
Host Hotels & Resorts, Inc.	32,620	541,492
Invitation Homes, Inc.	7,608	257,759
Iron Mountain, Inc.	10,503	561,070
Kimco Realty Corp.	9,736	178,948
Mid-America Apartment Communities, Inc.	1,443	212,208
Prologis, Inc.	5,402	672,819
Public Storage	1,579	447,331
Realty Income Corp.	5,746	341,542
Regency Centers Corp.	2,160	121,543
SBA Communications Corp., Class A	1,154	255,934
Simon Property Group, Inc.	5,008	526,591
UDR, Inc.	4,011	159,116
Ventas, Inc.	9,784	422,082
VICI Properties, Inc.	8,617	266,524
Welltower, Inc.	9,126	680,891
Weyerhaeuser Co.	36,056	1,033,365
		14,840,230

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Utilities-2.69%
AES Corp. (The)	57,349	$1,132,069
Alliant Energy Corp.	8,864	456,141
Ameren Corp.	10,374	841,020
American Electric Power Co., Inc.	23,323	1,938,608
American Water Works Co., Inc.	2,994	432,483
Atmos Energy Corp.	4,528	521,988
CenterPoint Energy, Inc.	35,762	1,008,846
CMS Energy Corp.	15,648	907,271
Consolidated Edison, Inc.	18,286	1,706,084
Constellation Energy Corp.	33,316	2,799,210
Dominion Energy, Inc.	33,461	1,682,419
DTE Energy Co.	19,453	2,093,143
Duke Energy Corp.	33,183	2,962,910
Edison International	27,493	1,856,327
Entergy Corp.	14,469	1,420,856
Evergy, Inc.	10,769	622,987
Eversource Energy	17,820	1,233,679
Exelon Corp.	50,212	1,990,906
FirstEnergy Corp.	34,593	1,293,432
NextEra Energy, Inc.	33,787	2,481,993
NiSource, Inc.	23,156	622,665
NRG Energy, Inc.	105,427	3,562,378
PG&E Corp.(b)	144,795	2,452,827
Pinnacle West Capital Corp.	6,184	477,900
PPL Corp.	31,837	834,129
Public Service Enterprise Group, Inc.	21,674	1,295,022
Sempra Energy	11,398	1,635,955
	Shares	Value
Utilities-(continued)
Southern Co. (The)	48,441	$3,378,760
WEC Energy Group, Inc.	11,597	1,012,998
Xcel Energy, Inc.	25,597	1,671,228
		46,326,234
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $1,564,855,016)		1,722,684,337
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.68%
Invesco Private Government Fund, 5.10%(d)(e)(f)	17,762,802	17,762,802
Invesco Private Prime Fund, 5.22%(d)(e)(f)	45,698,556	45,693,985
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,460,884)		63,456,787
TOTAL INVESTMENTS IN SECURITIES-103.58% (Cost $1,628,315,900)		1,786,141,124
OTHER ASSETS LESS LIABILITIES-(3.58)%		(61,730,753)
NET ASSETS-100.00%		$1,724,410,371

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Ltd.	$646,431	$169,876	$(183,654)	$(12,382)	$(61,421)	$558,850	$21,894
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	27,198,694	(27,198,694)	-	-	-	22,264
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,652,647	163,082,549	(153,972,394)	-	-	17,762,802	419,103*
Invesco Private Prime Fund	22,284,054	373,273,086	(349,860,661)	(6,339)	3,845	45,693,985	1,138,333*
Total	$31,583,132	$563,724,205	$(531,215,403)	$(18,721)	$(57,576)	$64,015,637	$1,601,594

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-1.08%
Cable One, Inc.(b)	525	$321,211
Frontier Communications Parent, Inc.(b)(c)	47,086	700,640
Iridium Communications, Inc.	2,424	145,537
John Wiley & Sons, Inc., Class A(b)	11,136	400,896
New York Times Co. (The), Class A	12,464	441,475
Nexstar Media Group, Inc., Class A	6,202	936,006
TEGNA, Inc.	41,798	647,451
TripAdvisor, Inc.(b)(c)	14,994	233,307
World Wrestling Entertainment, Inc., Class A	3,160	320,171
Ziff Davis, Inc.(b)(c)	3,713	219,215
		4,365,909
Consumer Discretionary-22.45%
Adient PLC(b)(c)	69,746	2,349,743
Aramark	96,995	3,829,363
Autoliv, Inc. (Sweden)	19,074	1,554,531
AutoNation, Inc.(c)	38,567	5,049,192
Boyd Gaming Corp.	11,475	731,302
Brunswick Corp.(b)	16,171	1,220,910
Capri Holdings Ltd.(b)(c)	26,646	935,275
Carter’s, Inc.(b)	9,047	562,452
Choice Hotels International, Inc.(b)	2,350	266,702
Churchill Downs, Inc.(b)	2,988	405,830
Columbia Sportswear Co.	7,939	586,136
Crocs, Inc.(c)	6,087	683,448
Dana, Inc.	138,530	1,782,881
Deckers Outdoor Corp.(c)	1,712	813,200
Dick’s Sporting Goods, Inc.(b)	16,696	2,128,907
Five Below, Inc.(c)	2,971	512,557
Foot Locker, Inc.(b)	40,318	1,020,852
Fox Factory Holding Corp.(b)(c)	2,770	246,308
GameStop Corp., Class A(b)(c)	68,129	1,638,502
Gap, Inc. (The)(b)	288,831	2,316,425
Gentex Corp.	14,037	368,612
Goodyear Tire & Rubber Co. (The)(c)	377,932	5,189,006
Graham Holdings Co., Class B	1,321	746,035
Grand Canyon Education, Inc.(c)	1,647	172,540
H&R Block, Inc.	19,250	574,612
Harley-Davidson, Inc.	28,626	890,555
Helen of Troy Ltd.(b)(c)	4,166	401,102
Hilton Grand Vacations, Inc.(b)(c)	16,789	717,730
KB Home	39,395	1,706,985
Kohl’s Corp.	144,038	2,638,776
Lear Corp.	30,542	3,746,282
Leggett & Platt, Inc.(b)	31,998	975,299
Light & Wonder, Inc.(c)	8,290	483,224
Lithia Motors, Inc., Class A(b)	22,678	5,290,324
Macy’s, Inc.(b)	255,203	3,468,209
Marriott Vacations Worldwide Corp.	6,440	793,537
Mattel, Inc.(b)(c)	64,318	1,119,776
Murphy USA, Inc.	18,288	5,055,169
Nordstrom, Inc.(b)	168,123	2,572,282
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	6,528	359,823
Papa John’s International, Inc.(b)	5,341	374,458
Penn Entertainment, Inc.(b)(c)	44,683	1,118,862
Polaris, Inc.	15,514	1,671,013
PVH Corp.	23,639	2,033,427
RH(b)(c)	2,832	693,783
Service Corp. International(b)	12,555	798,624
Skechers U.S.A., Inc., Class A(b)(c)	34,200	1,756,854
Taylor Morrison Home Corp., Class A(c)	46,094	1,955,768
Tempur Sealy International, Inc.	24,801	883,908
	Shares	Value
Consumer Discretionary-(continued)
Texas Roadhouse, Inc.	7,810	$842,699
Thor Industries, Inc.(b)	33,057	2,587,371
Toll Brothers, Inc.	35,378	2,395,091
TopBuild Corp.(c)	5,127	1,033,911
Topgolf Callaway Brands Corp.(b)(c)	35,047	598,252
Travel + Leisure Co.	17,998	656,387
Under Armour, Inc., Class A(b)(c)	66,316	478,138
Under Armour, Inc., Class C(b)(c)	75,274	495,303
Valvoline, Inc.	14,526	559,251
Victoria’s Secret & Co.(b)(c)	39,322	802,955
Visteon Corp.(c)	4,623	617,540
Wendy’s Co. (The)	19,782	435,402
Williams-Sonoma, Inc.(b)	14,306	1,623,874
Wingstop, Inc.	441	87,918
Wyndham Hotels & Resorts, Inc.	4,154	283,511
YETI Holdings, Inc.(b)(c)	8,442	308,724
		90,997,418
Consumer Staples-9.86%
BellRing Brands, Inc.(c)	9,424	345,107
BJ’s Wholesale Club Holdings, Inc.(c)	51,034	3,197,280
Boston Beer Co., Inc. (The), Class A(b)(c)	1,326	447,525
Casey’s General Stores, Inc.(b)	14,211	3,206,712
Celsius Holdings, Inc.(b)(c)	1,376	172,729
Coca-Cola Consolidated, Inc.	2,342	1,549,795
Coty, Inc., Class A(c)	97,065	1,052,185
Darling Ingredients, Inc.(c)	21,431	1,358,297
Energizer Holdings, Inc.(b)	17,497	570,402
Flowers Foods, Inc.	34,935	872,676
Grocery Outlet Holding Corp.(b)(c)	26,496	760,965
Ingredion, Inc.	16,044	1,678,202
Lancaster Colony Corp.	1,857	365,049
Performance Food Group Co.(c)	203,675	11,261,191
Pilgrim’s Pride Corp.(c)	144,984	3,218,645
Post Holdings, Inc.(b)(c)	13,782	1,170,919
Sprouts Farmers Market, Inc.(b)(c)	38,283	1,323,060
US Foods Holding Corp.(b)(c)	185,824	7,392,079
		39,942,818
Energy-6.42%
Antero Midstream Corp.(b)	19,354	197,604
Antero Resources Corp.(c)	73,964	1,509,605
ChampionX Corp.	26,279	663,808
Chord Energy Corp.	5,287	756,253
CNX Resources Corp.(b)(c)	51,180	790,731
DT Midstream, Inc.(b)	3,666	166,656
Equitrans Midstream Corp.	46,692	398,283
HF Sinclair Corp.	153,206	6,348,857
Matador Resources Co.	12,358	543,381
Murphy Oil Corp.	22,750	791,700
NOV, Inc.	70,761	995,607
PBF Energy, Inc., Class A	209,006	7,693,511
PDC Energy, Inc.	13,000	892,060
Range Resources Corp.	41,093	1,124,715
Southwestern Energy Co.(c)	599,943	2,861,728
Valaris Ltd.(c)	4,893	282,473
		26,016,972
Financials-8.89%
Affiliated Managers Group, Inc.	3,236	450,095
American Financial Group, Inc.	10,936	1,227,785
Annaly Capital Management, Inc.(b)	44,615	842,331
Associated Banc-Corp	13,885	205,637
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Bank of Hawaii Corp.	2,350	$92,002
Bank OZK(b)	7,429	256,895
Brighthouse Financial, Inc.(c)	34,344	1,382,689
Cadence Bank(b)	16,753	300,884
Cathay General Bancorp	4,645	135,820
CNO Financial Group, Inc.	31,037	673,813
Columbia Banking System, Inc.	6,145	123,084
Commerce Bancshares, Inc.	5,002	239,846
Cullen/Frost Bankers, Inc.	3,108	311,422
East West Bancorp, Inc.	8,103	387,729
Essent Group Ltd.	4,870	215,108
Euronet Worldwide, Inc.(b)(c)	6,544	729,002
Evercore, Inc., Class A	4,631	499,916
F.N.B. Corp.	24,787	272,409
Federated Hermes, Inc., Class B	7,324	252,165
First American Financial Corp.	28,353	1,557,430
First Financial Bankshares, Inc.(b)	3,384	87,646
First Horizon Corp.	33,975	350,282
FirstCash Holdings, Inc.	6,123	603,360
Fulton Financial Corp.	13,964	155,838
Glacier Bancorp, Inc.(b)	4,577	131,909
Hancock Whitney Corp.	6,799	248,367
Hanover Insurance Group, Inc. (The)	8,348	930,468
Home BancShares, Inc.(b)	9,476	203,450
Interactive Brokers Group, Inc., Class A	10,297	795,237
International Bancshares Corp.(b)	3,114	133,030
Janus Henderson Group PLC	16,159	424,659
Jefferies Financial Group, Inc.	48,027	1,444,172
Kemper Corp.	19,191	830,586
Kinsale Capital Group, Inc.	552	167,245
MGIC Investment Corp.	17,920	270,950
Navient Corp.	45,811	694,037
New York Community Bancorp, Inc.	63,026	647,907
Old National Bancorp	21,776	270,458
Old Republic International Corp.	65,879	1,613,377
Pinnacle Financial Partners, Inc.	5,403	262,856
Primerica, Inc.	3,253	592,111
Prosperity Bancshares, Inc.	3,802	217,398
Reinsurance Group of America, Inc.	24,024	3,363,360
RenaissanceRe Holdings Ltd. (Bermuda)	5,132	966,715
RLI Corp.	1,682	208,316
SEI Investments Co.	6,942	392,778
Selective Insurance Group, Inc.	7,516	727,023
SLM Corp.	36,582	558,241
South State Corp.(b)	4,441	277,651
Starwood Property Trust, Inc.(b)	16,385	287,557
Stifel Financial Corp.	15,531	863,058
Synovus Financial Corp.(b)	14,118	382,457
Texas Capital Bancshares, Inc.(b)(c)	4,043	191,234
UMB Financial Corp.	4,351	246,441
United Bankshares, Inc.	6,083	178,962
Unum Group	58,611	2,546,648
Valley National Bancorp(b)	42,942	316,912
Voya Financial, Inc.	16,985	1,151,583
Webster Financial Corp.	12,351	439,078
Western Union Co. (The)	79,656	907,282
WEX, Inc.(b)(c)	2,583	428,391
Wintrust Financial Corp.	5,498	349,508
		36,014,600
Health Care-4.94%
Acadia Healthcare Co., Inc.(c)	7,501	529,796
Amedisys, Inc.(c)	5,312	403,340
	Shares	Value
Health Care-(continued)
Arrowhead Pharmaceuticals, Inc.(b)(c)	2,092	$71,986
Azenta, Inc.(b)(c)	2,876	124,387
Bruker Corp.	6,949	480,176
Chemed Corp.	840	448,367
Encompass Health Corp.	18,106	1,122,934
Enovis Corp.(c)	8,096	426,902
Envista Holdings Corp.(b)(c)	13,521	431,185
Exelixis, Inc.(c)	19,029	366,879
Globus Medical, Inc., Class A(b)(c)	3,696	200,064
Haemonetics Corp.(b)(c)	2,958	250,247
Halozyme Therapeutics, Inc.(c)	3,120	101,182
HealthEquity, Inc.(b)(c)	2,650	145,220
ICU Medical, Inc.(b)(c)	2,939	514,002
Inari Medical, Inc.(c)	1,333	80,513
Integra LifeSciences Holdings Corp.(c)	5,812	220,565
Jazz Pharmaceuticals PLC(b)(c)	5,389	690,654
Lantheus Holdings, Inc.(c)	2,593	224,528
LivaNova PLC(c)	4,895	216,751
Masimo Corp.(b)(c)	2,320	375,469
Medpace Holdings, Inc.(c)	1,640	339,431
Neogen Corp.(b)(c)	7,182	125,613
Neurocrine Biosciences, Inc.(c)	3,070	274,857
Omnicell, Inc.(b)(c)	4,952	363,576
Option Care Health, Inc.(c)	25,428	700,541
Patterson Cos., Inc.	47,801	1,251,908
Penumbra, Inc.(b)(c)	686	210,835
Perrigo Co. PLC	24,563	785,033
Progyny, Inc.(b)(c)	5,075	189,044
QuidelOrtho Corp.(b)(c)	7,730	658,132
R1 RCM, Inc.(b)(c)	26,727	434,314
Repligen Corp.(b)(c)	950	159,524
Shockwave Medical, Inc.(c)	531	146,073
Sotera Health Co.(b)(c)	12,026	169,446
STAAR Surgical Co.(b)(c)	991	57,498
Syneos Health, Inc.(c)	30,236	1,257,818
Tenet Healthcare Corp.(c)	72,068	5,131,242
United Therapeutics Corp.(c)	1,671	350,475
		20,030,507
Industrials-20.61%
Acuity Brands, Inc.(b)	4,249	640,282
Advanced Drainage Systems, Inc.	7,370	713,195
AECOM	31,110	2,428,136
AGCO Corp.	19,263	2,124,324
ASGN, Inc.(c)	10,957	716,917
Avis Budget Group, Inc.(b)(c)	12,351	2,072,374
Brink’s Co. (The)	13,972	929,557
Builders FirstSource, Inc.(c)	54,989	6,375,975
CACI International, Inc., Class A(c)	4,553	1,362,349
Carlisle Cos., Inc.(b)	5,358	1,138,254
Chart Industries, Inc.(b)(c)	2,407	264,120
Clean Harbors, Inc.(c)	7,604	1,067,602
Concentrix Corp.	9,719	852,356
Crane Co.	6,100	443,226
Crane NXT Co.	5,879	309,412
Curtiss-Wright Corp.	2,962	468,174
Donaldson Co., Inc.	10,518	615,619
EMCOR Group, Inc.	13,815	2,277,265
EnerSys	8,587	835,257
Esab Corp.	8,488	498,415
ExlService Holdings, Inc.(c)	1,816	274,107
Flowserve Corp.	22,216	723,131
Fluor Corp.(b)(c)	81,381	2,161,479

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Fortune Brands Innovations, Inc.	24,958	$1,508,711
FTI Consulting, Inc.(b)(c)	3,213	604,076
GATX Corp.(b)	2,447	290,973
Genpact Ltd.	19,281	709,155
Graco, Inc.(b)	6,250	478,063
GXO Logistics, Inc.(c)	38,362	2,145,203
Hertz Global Holdings, Inc.(b)(c)	99,628	1,562,167
Hexcel Corp.	4,476	308,799
Hubbell, Inc.	4,090	1,155,261
Insperity, Inc.	9,910	1,097,235
ITT, Inc.	6,813	518,878
JetBlue Airways Corp.(b)(c)	240,228	1,640,757
KBR, Inc.	24,468	1,444,101
Kirby Corp.(b)(c)	7,816	559,313
Knight-Swift Transportation Holdings, Inc.	26,126	1,436,669
Landstar System, Inc.	8,324	1,459,863
Lennox International, Inc.	3,806	1,048,591
Lincoln Electric Holdings, Inc.(b)	4,472	758,720
ManpowerGroup, Inc.	48,431	3,398,403
MasTec, Inc.(c)	20,137	2,041,086
Maximus, Inc.(b)	12,183	986,336
MDU Resources Group, Inc.	46,125	1,345,928
Mercury Systems, Inc.(c)	3,960	160,736
Middleby Corp. (The)(b)(c)	5,504	726,528
MSA Safety, Inc.	2,259	310,748
MSC Industrial Direct Co., Inc., Class A(b)	9,133	821,239
nVent Electric PLC	13,140	570,013
Oshkosh Corp.	19,708	1,455,042
Owens Corning(b)	20,661	2,196,884
Paylocity Holding Corp.(c)	1,137	196,417
Regal Rexnord Corp.	6,831	887,279
Ryder System, Inc.	26,086	2,056,359
Saia, Inc.(b)(c)	1,995	566,899
Science Applications International Corp.	14,314	1,393,182
Simpson Manufacturing Co., Inc.(b)	4,015	474,533
Stericycle, Inc.(c)	12,256	516,590
SunPower Corp.(b)(c)	23,404	248,082
Sunrun, Inc.(b)(c)	22,071	389,332
Terex Corp.	16,433	761,998
Tetra Tech, Inc.	5,252	721,992
Timken Co. (The)	10,809	773,384
Toro Co. (The)	8,164	798,684
Trex Co., Inc.(b)(c)	4,457	228,867
UFP Industries, Inc.	24,038	1,877,368
Univar Solutions, Inc.(c)	70,678	2,517,550
Valmont Industries, Inc.	2,826	741,175
Vicor Corp.(b)(c)	1,832	101,401
Watsco, Inc.(b)	4,906	1,591,359
Watts Water Technologies, Inc., Class A	2,344	371,407
Werner Enterprises, Inc.(b)	14,273	626,870
Woodward, Inc.	5,176	545,602
XPO, Inc.(b)(c)	66,020	3,098,319
		83,515,653
Information Technology-13.19%
ACI Worldwide, Inc.(c)	11,796	269,067
Allegro MicroSystems, Inc. (Japan)(b)(c)	4,040	158,893
Amkor Technology, Inc.	55,288	1,370,037
Arrow Electronics, Inc.(c)	63,219	8,006,054
Aspen Technology, Inc.(b)(c)	898	147,200
Avnet, Inc.	121,124	5,310,076
Belden, Inc.	6,145	537,626
Blackbaud, Inc.(b)(c)	3,777	277,081
	Shares	Value
Information Technology-(continued)
Calix, Inc.(c)	3,581	$166,911
Ciena Corp.(b)(c)	15,349	717,412
Cirrus Logic, Inc.(b)(c)	3,946	306,525
Cognex Corp.	4,175	229,458
Coherent Corp.(b)(c)	22,769	841,542
CommVault Systems, Inc.(c)	2,795	194,784
Dynatrace, Inc.(c)	5,639	287,533
Envestnet, Inc.(b)(c)	4,316	225,856
IPG Photonics Corp.(c)	2,386	263,582
Jabil, Inc.	83,343	7,460,865
Kyndryl Holdings, Inc.(c)	234,382	2,943,838
Lattice Semiconductor Corp.(c)	1,507	122,534
Littelfuse, Inc.	1,904	487,500
Lumentum Holdings, Inc.(b)(c)	6,998	370,194
MACOM Technology Solutions Holdings, Inc.(c)	1,961	117,327
Manhattan Associates, Inc.(c)	1,106	200,651
MKS Instruments, Inc.	8,007	779,161
National Instruments Corp.	6,485	374,833
NCR Corp.(c)	68,646	1,626,910
Novanta, Inc.(c)	1,184	196,070
Power Integrations, Inc.	1,583	136,771
Qualys, Inc.(b)(c)	812	102,523
Silicon Laboratories, Inc.(b)(c)	1,192	167,679
SiTime Corp.(b)(c)	458	45,420
Super Micro Computer, Inc.(b)(c)	14,153	3,169,564
Synaptics, Inc.(b)(c)	3,201	275,414
TD SYNNEX Corp.	134,950	12,061,831
Teradata Corp.(c)	9,363	438,750
Universal Display Corp.	889	130,976
Vishay Intertechnology, Inc.	32,263	831,740
Vontier Corp.	24,570	728,255
Wolfspeed, Inc.(b)(c)	2,753	132,254
Xerox Holdings Corp.	90,149	1,268,397
		53,479,094
Materials-7.85%
Alcoa Corp.	56,185	1,782,188
AptarGroup, Inc.	5,823	655,029
Ashland, Inc.	4,872	413,535
Avient Corp.	20,972	765,478
Axalta Coating Systems Ltd.(b)(c)	32,666	947,641
Cabot Corp.	11,490	786,835
Chemours Co. (The)	43,021	1,139,626
Cleveland-Cliffs, Inc.(b)(c)	234,416	3,253,694
Commercial Metals Co.	37,748	1,613,727
Eagle Materials, Inc.	3,038	494,981
Greif, Inc., Class A	19,263	1,157,706
Ingevity Corp.(c)	4,592	216,697
Louisiana-Pacific Corp.	14,234	832,974
MP Materials Corp.(b)(c)	3,536	73,266
NewMarket Corp.(b)	1,609	627,220
Olin Corp.	34,796	1,646,199
Reliance Steel & Aluminum Co.	13,477	3,162,782
Royal Gold, Inc.(b)	1,052	130,280
RPM International, Inc.	16,553	1,320,764
Scotts Miracle-Gro Co. (The)	10,394	656,901
Sensient Technologies Corp.(b)	4,033	290,497
Silgan Holdings, Inc.	24,618	1,107,564
Sonoco Products Co.	25,405	1,520,743
United States Steel Corp.	153,092	3,202,685

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Westlake Corp.(b)	28,255	$2,937,107
Worthington Industries, Inc.	19,314	1,084,095
		31,820,214
Real Estate-2.28%
Agree Realty Corp.	1,264	81,515
Apartment Income REIT Corp.	4,387	152,185
Brixmor Property Group, Inc.	11,347	227,281
Corporate Office Properties Trust(b)	6,065	138,403
Cousins Properties, Inc.(b)	6,835	136,153
CubeSmart(b)	4,366	194,025
Douglas Emmett, Inc.(b)	15,531	180,160
EastGroup Properties, Inc.	498	81,976
EPR Properties	3,445	143,691
First Industrial Realty Trust, Inc.	2,114	109,886
Healthcare Realty Trust, Inc.(b)	10,575	196,801
Highwoods Properties, Inc.	7,006	144,884
Independence Realty Trust, Inc.(b)	7,433	128,368
Jones Lang LaSalle, Inc.(b)(c)	26,873	3,771,357
Kilroy Realty Corp.	6,901	187,293
Kite Realty Group Trust(b)	7,862	152,837
Lamar Advertising Co., Class A(b)	4,090	367,609
Life Storage, Inc.	1,729	220,257
Macerich Co. (The)(b)	15,839	152,688
Medical Properties Trust, Inc.(b)	34,588	285,351
National Storage Affiliates Trust	3,912	143,218
NNN REIT, Inc.	3,549	150,975
Omega Healthcare Investors, Inc.(b)	6,330	188,697
Park Hotels & Resorts, Inc.(b)	39,566	511,984
Physicians Realty Trust(b)	7,259	99,158
PotlatchDeltic Corp.	5,495	255,682
Rayonier, Inc.(b)	5,535	162,286
Rexford Industrial Realty, Inc.	2,198	119,659
Sabra Health Care REIT, Inc.	10,887	122,588
Spirit Realty Capital, Inc.	3,534	138,038
Vornado Realty Trust(b)	20,736	281,180
		9,226,185
Utilities-2.30%
ALLETE, Inc.	5,132	305,713
Black Hills Corp.	8,435	514,113
Essential Utilities, Inc.	10,820	440,807
Hawaiian Electric Industries, Inc.	19,832	712,167
	Shares	Value
Utilities-(continued)
IDACORP, Inc.(b)	3,176	$330,526
National Fuel Gas Co.	11,319	576,250
New Jersey Resources Corp.(b)	11,754	569,481
NorthWestern Corp.(b)	5,218	295,287
OGE Energy Corp.	19,384	683,868
ONE Gas, Inc.(b)	6,875	556,463
Ormat Technologies, Inc.(b)	1,674	142,457
PNM Resources, Inc.	9,051	415,622
Portland General Electric Co.(b)	10,863	529,354
Southwest Gas Holdings, Inc.	16,520	966,916
Spire, Inc.	7,299	471,297
UGI Corp.	64,993	1,817,854
		9,328,175
Total Common Stocks & Other Equity Interests (Cost $404,255,933)		404,737,545
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $92,400)	92,400	92,400
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $404,348,333)		404,829,945
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.84%
Invesco Private Government Fund, 5.10%(d)(e)(f)	20,218,826	20,218,826
Invesco Private Prime Fund, 5.22%(d)(e)(f)	52,105,078	52,099,866
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,326,031)		72,318,692
TOTAL INVESTMENTS IN SECURITIES-117.73% (Cost $476,674,364)		477,148,637
OTHER ASSETS LESS LIABILITIES-(17.73)%		(71,864,503)
NET ASSETS-100.00%		$405,284,134

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$227,907	$5,357,942	$(5,493,449)	$-	$-	$92,400	$5,803
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,446,908	137,783,801	(140,011,883)	-	-	20,218,826	685,376*
Invesco Private Prime Fund	57,554,621	265,874,168	(271,314,184)	(11,269)	(3,470)	52,099,866	1,850,776*
Total	$80,229,436	$409,015,911	$(416,819,516)	$(11,269)	$(3,470)	$72,411,092	$2,541,955

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-3.43%
AMC Networks, Inc., Class A(b)	183,637	$2,076,934
ATN International, Inc.	19,456	730,184
Cars.com, Inc.(b)	42,637	752,543
Cinemark Holdings, Inc.(b)(c)	207,283	3,318,601
Cogent Communications Holdings, Inc.	10,681	657,095
Consolidated Communications Holdings, Inc.(b)	491,517	1,794,037
E.W. Scripps Co. (The), Class A(b)(c)	250,213	1,971,678
Gannett Co., Inc.(b)(c)	1,304,558	2,896,119
Gogo, Inc.(b)(c)	28,592	430,310
Lumen Technologies, Inc.(c)	7,099,211	14,056,438
Marcus Corp. (The)(c)	47,809	730,522
QuinStreet, Inc.(b)(c)	40,496	373,373
Scholastic Corp.	43,326	1,840,488
Shenandoah Telecommunications Co.(c)	15,514	294,456
Shutterstock, Inc.	12,813	637,703
TechTarget, Inc.(b)(c)	9,124	316,968
Telephone & Data Systems, Inc.	528,833	3,532,604
Thryv Holdings, Inc.(b)(c)	60,753	1,415,545
Yelp, Inc.(b)(c)	45,348	1,519,158
		39,344,756
Consumer Discretionary-22.25%
Aaron’s Co., Inc. (The)(c)	218,736	2,677,329
Abercrombie & Fitch Co., Class A(b)(c)	148,798	4,617,202
Academy Sports & Outdoors, Inc.(c)	117,380	5,746,925
Adtalem Global Education, Inc.(b)	41,483	1,721,545
American Axle & Manufacturing Holdings, Inc.(b)	750,927	5,068,757
American Eagle Outfitters, Inc.(c)	408,142	4,150,804
America’s Car-Mart, Inc.(b)(c)	18,222	1,485,640
Asbury Automotive Group, Inc.(b)(c)	74,703	15,621,144
Big Lots, Inc.(c)	433,324	2,175,286
BJ’s Restaurants, Inc.(b)(c)	47,262	1,407,462
Bloomin’ Brands, Inc.	192,753	4,604,869
Boot Barn Holdings, Inc.(b)	23,544	1,592,045
Brinker International, Inc.(b)(c)	124,554	4,556,185
Buckle, Inc. (The)	38,119	1,170,634
Caleres, Inc.(c)	133,825	2,309,820
Cavco Industries, Inc.(b)(c)	8,303	2,067,281
Century Communities, Inc.	84,672	5,387,679
Cheesecake Factory, Inc. (The)(c)	102,894	3,223,669
Chico’s FAS, Inc.(b)(c)	383,565	1,741,385
Children’s Place, Inc. (The)(b)(c)	46,389	697,227
Chuy’s Holdings, Inc.(b)(c)	13,302	490,046
Cracker Barrel Old Country Store, Inc.(c)	34,674	3,398,745
Dave & Buster’s Entertainment, Inc.(b)(c)	52,637	1,692,280
Designer Brands, Inc., Class A(c)	405,900	2,544,993
Dine Brands Global, Inc.(c)	14,896	891,228
Dorman Products, Inc.(b)	22,557	1,850,802
El Pollo Loco Holdings, Inc.(c)	46,490	424,919
Ethan Allen Interiors, Inc.	32,100	803,463
Frontdoor, Inc.(b)(c)	70,055	2,159,796
Genesco, Inc.(b)	61,863	1,115,390
Gentherm, Inc.(b)(c)	21,917	1,204,558
G-III Apparel Group Ltd.(b)(c)	213,766	3,437,357
Golden Entertainment, Inc.(b)	30,015	1,264,832
Green Brick Partners, Inc.(b)	61,170	2,928,208
Group 1 Automotive, Inc.	80,666	18,029,658
Guess?, Inc.(c)	133,513	2,564,785
Hanesbrands, Inc.(c)	1,330,879	5,469,913
Haverty Furniture Cos., Inc.	35,308	931,778
	Shares	Value
Consumer Discretionary-(continued)
Hibbett, Inc.(c)	28,366	$1,021,743
Installed Building Products, Inc.	26,496	2,769,892
iRobot Corp.(b)(c)	28,549	1,012,062
Jack in the Box, Inc.	22,144	1,916,785
Kontoor Brands, Inc.(c)	56,479	2,211,718
La-Z-Boy, Inc.	91,247	2,438,120
LCI Industries	53,684	5,800,019
Leslie’s, Inc.(b)(c)	141,489	1,341,316
LGI Homes, Inc.(b)(c)	25,064	2,851,531
M.D.C. Holdings, Inc.(c)	173,250	6,978,510
M/I Homes, Inc.(b)	77,674	5,489,222
MarineMax, Inc.(b)(c)	81,915	2,323,929
Meritage Homes Corp.	64,316	7,417,564
Mister Car Wash, Inc.(b)(c)	113,756	938,487
Monarch Casino & Resort, Inc.	7,226	468,895
Monro, Inc.(c)	30,315	1,254,132
Movado Group, Inc.	23,976	610,189
National Vision Holdings, Inc.(b)(c)	108,448	2,738,312
ODP Corp. (The)(b)	193,772	7,762,506
Oxford Industries, Inc.(c)	12,999	1,299,120
Patrick Industries, Inc.(c)	76,736	5,028,510
Perdoceo Education Corp.(b)(c)	56,151	662,020
PetMed Express, Inc.(c)	16,292	241,610
Ruth’s Hospitality Group, Inc.	32,619	699,025
Sabre Corp.(b)(c)	611,808	1,896,605
Sally Beauty Holdings, Inc.(b)(c)	267,591	3,013,075
Shake Shack, Inc., Class A(b)(c)	17,902	1,184,575
Shoe Carnival, Inc.(c)	54,422	1,065,039
Signet Jewelers Ltd.(c)	122,967	7,807,175
Six Flags Entertainment Corp.(b)(c)	56,983	1,455,916
Sleep Number Corp.(b)(c)	73,381	1,331,131
Sonic Automotive, Inc., Class A(c)	271,848	11,265,381
Sonos, Inc.(b)(c)	99,825	1,450,457
Standard Motor Products, Inc.	39,945	1,410,857
Steven Madden Ltd.	66,734	2,082,768
Strategic Education, Inc.(c)	13,548	1,069,073
Stride, Inc.(b)(c)	47,664	1,926,102
Sturm Ruger & Co., Inc.(c)	11,546	595,312
Tri Pointe Homes, Inc.(b)(c)	199,840	5,837,326
Upbound Group, Inc.(c)	180,053	5,385,385
Urban Outfitters, Inc.(b)(c)	193,848	5,974,395
Vista Outdoor, Inc.(b)(c)	122,327	3,257,568
Winnebago Industries, Inc.(c)	87,969	4,894,595
Wolverine World Wide, Inc.(c)	183,449	2,454,548
XPEL, Inc.(b)(c)(d)	5,461	376,099
Zumiez, Inc.(b)(c)	51,367	825,468
		255,059,706
Consumer Staples-9.48%
Andersons, Inc. (The)	452,510	17,652,415
B&G Foods, Inc.(c)	157,546	2,018,164
Calavo Growers, Inc.	50,874	1,644,756
Cal-Maine Foods, Inc.(c)	48,967	2,328,381
Central Garden & Pet Co.(b)	45,947	1,667,876
Central Garden & Pet Co., Class A(b)(c)	48,081	1,651,582
Chefs’ Warehouse, Inc. (The)(b)(c)	90,627	2,819,406
Edgewell Personal Care Co.	58,319	2,271,525
elf Beauty, Inc.(b)	7,742	805,323
Fresh Del Monte Produce, Inc.	157,719	4,157,473
Hain Celestial Group, Inc. (The)(b)(c)	120,003	1,465,237
Hostess Brands, Inc.(b)	61,078	1,519,621
Inter Parfums, Inc.	8,814	1,107,038
J&J Snack Foods Corp.(c)	10,995	1,692,680
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
John B. Sanfilippo & Son, Inc.	12,083	$1,404,407
Medifast, Inc.(c)	16,224	1,276,829
MGP Ingredients, Inc.	8,977	853,354
National Beverage Corp.(b)(c)	26,572	1,313,188
Nu Skin Enterprises, Inc., Class A	61,569	2,052,095
PriceSmart, Inc.(c)	66,818	4,842,969
Seneca Foods Corp., Class A(b)	31,067	1,436,538
Simply Good Foods Co. (The)(b)(c)	35,872	1,298,208
SpartanNash Co.	398,630	9,128,627
Tootsie Roll Industries, Inc.(c)	17,023	665,089
TreeHouse Foods, Inc.(b)(c)	97,932	4,637,080
United Natural Foods, Inc.(b)(c)	1,157,589	30,919,202
Universal Corp.(c)	54,649	2,817,156
USANA Health Sciences, Inc.(b)	18,072	1,096,428
Vector Group Ltd.	130,325	1,526,106
WD-40 Co.(c)	3,262	618,638
		108,687,391
Energy-9.46%
Archrock, Inc.	89,345	804,105
Bristow Group, Inc.(b)	56,154	1,372,965
Callon Petroleum Co.(b)(c)	96,153	2,945,166
Civitas Resources, Inc.(c)	60,638	4,050,618
Comstock Resources, Inc.	360,078	3,355,927
CONSOL Energy, Inc.	43,481	2,346,235
Core Laboratories, Inc.(c)	23,040	503,885
DMC Global, Inc.(b)(c)	30,527	495,148
Dorian LPG Ltd.	17,161	396,076
Dril-Quip, Inc.(b)(c)	13,288	296,987
Green Plains, Inc.(b)(c)	127,112	3,686,248
Helix Energy Solutions Group, Inc.(b)	120,407	756,156
Helmerich & Payne, Inc.(c)	65,294	2,016,279
Nabors Industries Ltd.(b)(c)	21,588	1,806,916
NexTier Oilfield Solutions, Inc.(b)	392,534	2,959,706
Northern Oil and Gas, Inc.	71,167	2,128,605
Oceaneering International, Inc.(b)	117,750	1,802,753
Oil States International, Inc.(b)(c)	93,211	592,822
Par Pacific Holdings, Inc.(b)	288,990	6,161,267
Patterson-UTI Energy, Inc.	218,501	2,128,200
ProPetro Holding Corp.(b)	157,254	1,048,884
Ranger Oil Corp.	29,851	1,097,024
REX American Resources Corp.(b)(c)	30,961	1,019,855
RPC, Inc.(c)	205,707	1,367,952
SM Energy Co.	126,587	3,327,972
Talos Energy, Inc.(b)	128,065	1,576,480
US Silica Holdings, Inc.(b)	137,343	1,556,096
Vital Energy, Inc.(b)(c)	42,866	1,778,510
World Fuel Services Corp.	2,406,351	55,033,247
		108,412,084
Financials-8.37%
Ambac Financial Group, Inc.(b)	35,090	488,804
American Equity Investment Life Holding Co.(c)	110,093	4,343,169
Ameris Bancorp	30,328	957,152
AMERISAFE, Inc.(c)	6,306	321,984
Apollo Commercial Real Estate Finance, Inc.(c)	69,094	697,158
Assured Guaranty Ltd.	16,990	879,232
Atlantic Union Bankshares Corp.	23,358	597,030
Avantax, Inc.(b)	40,466	856,261
Axos Financial, Inc.(b)(c)	27,661	1,046,139
B. Riley Financial, Inc.(c)	31,971	1,156,711
	Shares	Value
Financials-(continued)
Banc of California, Inc.	28,031	$299,651
BancFirst Corp.(c)	7,403	626,072
Bancorp, Inc. (The)(b)(c)	14,929	460,709
BankUnited, Inc.	49,204	930,940
Banner Corp.	12,254	530,231
Berkshire Hills Bancorp, Inc.	19,330	395,298
Bread Financial Holdings, Inc.(c)	134,553	3,791,704
Brightsphere Investment Group, Inc.	21,724	466,849
Brookline Bancorp, Inc.	35,480	291,646
Capitol Federal Financial, Inc.(c)	48,695	291,196
Central Pacific Financial Corp.	14,991	219,019
City Holding Co.(c)	3,103	267,448
Community Bank System, Inc.(c)	14,066	695,423
Customers Bancorp, Inc.(b)(c)	43,185	994,119
CVB Financial Corp.(c)	28,222	338,946
Dime Community Bancshares, Inc.	17,883	289,705
Donnelley Financial Solutions, Inc.(b)	23,975	1,063,291
Eagle Bancorp, Inc.(c)	12,412	247,371
Ellington Financial, Inc.	32,821	411,575
Employers Holdings, Inc.(c)	18,514	669,466
Encore Capital Group, Inc.(b)(c)	30,345	1,306,959
Enova International, Inc.(b)	41,082	1,911,135
EVERTEC, Inc.	19,767	681,566
EZCORP, Inc., Class A(b)(c)	117,834	982,736
FB Financial Corp.	21,381	570,017
First Bancorp	85,558	954,827
First Bancorp/Southern Pines NC(c)	11,590	348,859
First Commonwealth Financial Corp.(c)	34,536	436,880
First Financial Bancorp	37,988	720,252
First Hawaiian, Inc.(c)	39,724	655,049
Franklin BSP Realty Trust, Inc.	27,422	369,923
Genworth Financial, Inc., Class A(b)	1,425,808	7,628,073
Green Dot Corp., Class A(b)	98,244	1,790,988
Hanmi Financial Corp.	15,565	224,136
HCI Group, Inc.	9,160	484,472
Heritage Financial Corp.	11,725	191,704
Hilltop Holdings, Inc.(c)	47,109	1,390,658
HomeStreet, Inc.	18,691	97,941
Hope Bancorp, Inc.(c)	71,369	572,379
Horace Mann Educators Corp.	42,815	1,286,591
Independent Bank Corp.	11,651	514,275
Independent Bank Group, Inc.(c)	14,487	483,431
James River Group Holdings Ltd.	39,446	754,996
KKR Real Estate Finance Trust, Inc.(c)	38,718	434,803
Lakeland Financial Corp.(c)	4,633	232,716
LendingTree, Inc.(b)(c)	38,331	701,074
Mercury General Corp.	129,658	3,891,037
Mr. Cooper Group, Inc.(b)	64,679	2,992,051
National Bank Holdings Corp., Class A	10,477	313,577
NBT Bancorp, Inc.	15,813	530,526
New York Mortgage Trust, Inc.(c)	52,043	508,460
NMI Holdings, Inc., Class A(b)	25,624	644,444
Northfield Bancorp, Inc.(c)	15,288	156,396
Northwest Bancshares, Inc.(c)	47,501	499,235
OFG Bancorp	25,531	619,382
Pacific Premier Bancorp, Inc.	33,587	632,443
Palomar Holdings, Inc.(b)(c)	6,406	350,152
Park National Corp.(c)	4,493	443,684
Pathward Financial, Inc.	13,826	607,514
Payoneer Global, Inc.(b)(c)	110,199	457,326
Piper Sandler Cos.	12,064	1,536,592
PRA Group, Inc.(b)(c)	26,036	486,873

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Preferred Bank(c)	5,262	$242,683
ProAssurance Corp.	65,180	791,937
PROG Holdings, Inc.(b)(c)	114,141	3,724,421
Provident Financial Services, Inc.(c)	29,020	460,838
Radian Group, Inc.(c)	61,006	1,558,093
Ready Capital Corp.	90,731	917,290
Redwood Trust, Inc.(c)	112,476	665,858
Renasant Corp.	23,578	615,857
S&T Bancorp, Inc.(c)	12,736	341,580
Safety Insurance Group, Inc.	11,071	806,190
Seacoast Banking Corp. of Florida(c)	18,330	379,064
ServisFirst Bancshares, Inc.	10,212	411,544
Simmons First National Corp., Class A(c)	57,530	936,013
SiriusPoint Ltd. (Bermuda)(b)	309,588	2,882,264
Southside Bancshares, Inc.(c)	9,174	243,111
Stellar Bancorp, Inc.(c)	11,031	256,581
Stewart Information Services Corp.(c)	84,284	3,779,295
StoneX Group, Inc.(b)	19,798	1,589,581
Tompkins Financial Corp.	5,004	261,709
Triumph Financial, Inc.(b)(c)	9,642	500,613
Trupanion, Inc.(b)(c)	19,232	432,143
TrustCo Bank Corp.	6,462	178,545
Trustmark Corp.	32,882	686,576
Two Harbors Investment Corp.(c)	4,793	59,625
United Community Banks, Inc.(c)	34,684	784,205
United Fire Group, Inc.	39,188	841,758
Universal Insurance Holdings, Inc.	70,039	1,005,060
Veritex Holdings, Inc.	24,452	422,286
Virtus Investment Partners, Inc.(c)	4,982	950,466
Walker & Dunlop, Inc.(c)	15,916	1,164,892
Washington Federal, Inc.(c)	27,753	721,856
Westamerica Bancorporation(c)	5,676	214,723
WisdomTree, Inc.	56,390	383,452
World Acceptance Corp.(b)(c)	8,066	896,859
WSFS Financial Corp.	24,198	809,181
		95,936,580
Health Care-7.86%
AdaptHealth Corp.(b)(c)	233,575	2,447,866
Addus HomeCare Corp.(b)	10,469	943,780
Agiliti, Inc.(b)(c)	82,696	1,353,734
AMN Healthcare Services, Inc.(b)(c)	65,263	6,197,374
Amphastar Pharmaceuticals, Inc.(b)(c)	15,159	672,605
AngioDynamics, Inc.(b)(c)	30,195	285,645
ANI Pharmaceuticals, Inc.(b)	8,414	379,808
Anika Therapeutics, Inc.(b)(c)	6,497	176,004
Apollo Medical Holdings, Inc.(b)(c)	35,521	1,123,174
Arcus Biosciences, Inc.(b)(c)	7,354	151,051
Artivion, Inc.(b)(c)	29,019	434,705
Avanos Medical, Inc.(b)	32,690	800,905
Avid Bioservices, Inc.(b)(c)	10,455	161,530
BioLife Solutions, Inc.(b)(c)	8,618	201,230
Cara Therapeutics, Inc.(b)(c)	7,502	23,856
Catalyst Pharmaceuticals, Inc.(b)	14,212	164,149
Coherus Biosciences, Inc.(b)(c)	37,743	154,369
Collegium Pharmaceutical, Inc.(b)	20,643	455,591
Community Health Systems, Inc.(b)(c)	2,523,939	8,253,281
Computer Programs and Systems, Inc.(b)(c)	12,296	293,383
CONMED Corp.(c)	12,360	1,499,268
Corcept Therapeutics, Inc.(b)(c)	21,054	494,558
CorVel Corp.(b)(c)	4,351	850,359
Cross Country Healthcare, Inc.(b)(c)	124,209	3,167,329
Cutera, Inc.(b)(c)	9,404	158,081
	Shares	Value
Health Care-(continued)
Cytokinetics, Inc.(b)(c)	4,512	$170,057
Dynavax Technologies Corp.(b)(c)	80,599	921,247
Eagle Pharmaceuticals, Inc.(b)	12,920	268,090
Embecta Corp.	40,015	1,107,215
Emergent BioSolutions, Inc.(b)(c)	125,518	1,070,669
Enanta Pharmaceuticals, Inc.(b)	1,983	46,561
Enhabit, Inc.(b)(c)	83,950	903,302
Ensign Group, Inc. (The)	36,939	3,273,165
Fulgent Genetics, Inc.(b)(c)	21,980	874,145
Glaukos Corp.(b)(c)	6,759	385,398
Harmony Biosciences Holdings, Inc.(b)	11,533	398,811
HealthStream, Inc.	11,578	266,526
Heska Corp.(b)(c)	3,389	405,765
Innoviva, Inc.(b)(c)	34,718	468,346
Inogen, Inc.(b)(c)	30,395	320,059
Integer Holdings Corp.(b)	20,456	1,674,528
Ironwood Pharmaceuticals, Inc.(b)(c)	41,745	454,186
iTeos Therapeutics, Inc.(b)	30,648	498,949
LeMaitre Vascular, Inc.	3,643	228,926
Ligand Pharmaceuticals, Inc.(b)	3,476	243,598
Merit Medical Systems, Inc.(b)	18,563	1,529,591
Mesa Laboratories, Inc.	1,465	189,703
ModivCare, Inc.(b)(c)	32,421	1,456,676
Myriad Genetics, Inc.(b)	34,682	765,085
NeoGenomics, Inc.(b)	32,972	566,459
NextGen Healthcare, Inc.(b)(c)	39,500	615,015
NuVasive, Inc.(b)	32,571	1,242,909
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	785	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(e)	785	0
OraSure Technologies, Inc.(b)	68,920	346,668
Orthofix Medical, Inc.(b)(c)	28,341	529,693
Owens & Minor, Inc.(b)	811,939	16,490,481
Pacira BioSciences, Inc.(b)	18,084	687,735
Pediatrix Medical Group, Inc.(b)(c)	147,701	1,964,423
Phibro Animal Health Corp., Class A	68,975	917,367
Prestige Consumer Healthcare, Inc.(b)	20,332	1,163,600
RadNet, Inc.(b)	66,350	1,920,169
REGENXBIO, Inc.(b)	25,279	435,557
Select Medical Holdings Corp.	275,616	7,543,610
Simulations Plus, Inc.(c)	1,490	65,843
Supernus Pharmaceuticals, Inc.(b)	20,705	686,164
Tandem Diabetes Care, Inc.(b)	23,097	600,291
uniQure N.V. (Netherlands)(b)	6,046	116,627
US Physical Therapy, Inc.(c)	6,355	649,163
Vanda Pharmaceuticals, Inc.(b)	44,528	264,942
Varex Imaging Corp.(b)(c)	53,144	1,171,294
Veradigm, Inc.(b)(c)	65,450	771,001
Vericel Corp.(b)(c)	6,084	195,418
Vir Biotechnology, Inc.(b)(c)	77,542	2,068,045
Xencor, Inc.(b)	6,614	179,239
Zynex, Inc.(b)(c)	17,062	160,042
		90,115,988
Industrials-19.13%
3D Systems Corp.(b)(c)	57,057	467,867
AAON, Inc.	10,668	923,956
AAR Corp.(b)	38,067	1,907,537
ABM Industries, Inc.	191,151	8,441,228
Aerojet Rocketdyne Holdings, Inc.(b)	43,442	2,366,720
AeroVironment, Inc.(b)	5,825	544,113
Alamo Group, Inc.	9,460	1,574,712

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Albany International Corp., Class A	12,076	$1,025,494
Allegiant Travel Co.(b)(c)	26,008	2,535,520
American Woodmark Corp.(b)(c)	42,703	2,540,829
Apogee Enterprises, Inc.	35,544	1,311,929
Applied Industrial Technologies, Inc.	32,566	4,004,315
ArcBest Corp.(c)	60,075	5,033,084
Arcosa, Inc.	41,974	2,756,013
Astec Industries, Inc.	32,629	1,202,705
AZZ, Inc.	35,551	1,241,085
Barnes Group, Inc.	35,460	1,395,351
Boise Cascade Co.	140,424	10,085,252
Brady Corp., Class A(c)	26,971	1,285,977
CIRCOR International, Inc.(b)(c)	32,343	937,300
Comfort Systems USA, Inc.	32,030	4,739,799
CoreCivic, Inc.(b)	209,031	1,801,847
CSG Systems International, Inc.	22,567	1,082,765
Deluxe Corp.	140,230	2,134,301
DXP Enterprises, Inc.(b)	54,025	1,727,179
Dycom Industries, Inc.(b)(c)	42,145	4,274,767
Encore Wire Corp.(c)	17,686	2,894,668
Enerpac Tool Group Corp.	23,201	589,769
EnPro Industries, Inc.	13,741	1,388,940
ESCO Technologies, Inc.(c)	10,855	976,950
Federal Signal Corp.	29,266	1,550,805
Forrester Research, Inc.(b)(c)	18,336	526,243
Forward Air Corp.	20,342	1,978,666
Franklin Electric Co., Inc.	24,419	2,221,152
GEO Group, Inc. (The)(b)(c)	307,397	2,293,182
Gibraltar Industries, Inc.(b)	30,508	1,595,568
GMS, Inc.(b)	103,024	6,524,510
Granite Construction, Inc.(c)	82,591	2,988,968
Greenbrier Cos., Inc. (The)(c)	115,278	3,132,103
Griffon Corp.	93,582	2,949,705
Harsco Corp.(b)(c)	276,647	2,340,434
Hawaiian Holdings, Inc.(b)(c)	297,326	2,381,581
Healthcare Services Group, Inc.(c)	152,830	2,064,733
Heartland Express, Inc.(c)	65,248	1,017,869
Heidrick & Struggles International, Inc.	37,170	901,373
Hillenbrand, Inc.(c)	68,632	3,292,277
HNI Corp.	91,341	2,329,196
Hub Group, Inc., Class A(b)	65,796	4,839,954
Insteel Industries, Inc.	32,189	963,417
Interface, Inc.	167,483	1,160,657
John Bean Technologies Corp.	22,472	2,395,740
Kaman Corp.	31,945	663,817
Kelly Services, Inc., Class A	329,930	5,767,176
Kennametal, Inc.(c)	80,141	1,997,114
Korn Ferry	56,525	2,656,675
Lindsay Corp.	5,857	689,955
Liquidity Services, Inc.(b)(c)	24,901	376,752
Marten Transport Ltd.	62,950	1,331,393
MasterBrand, Inc.(b)	358,415	3,720,348
Matson, Inc.(c)	76,834	5,250,067
Matthews International Corp., Class A(c)	53,074	2,043,349
MillerKnoll, Inc.	206,773	2,801,774
Moog, Inc., Class A	34,433	3,347,232
Mueller Industries, Inc.(c)	60,961	4,526,964
MYR Group, Inc.(b)	27,194	3,467,235
National Presto Industries, Inc.	4,529	337,592
NOW, Inc.(b)	200,341	1,781,032
NV5 Global, Inc.(b)(c)	8,447	765,467
Openlane, Inc.(b)(c)	121,867	1,830,442
	Shares	Value
Industrials-(continued)
PGT Innovations, Inc.(b)(c)	76,468	$1,901,759
Pitney Bowes, Inc.	989,545	3,285,289
Powell Industries, Inc.	13,842	795,915
Proto Labs, Inc.(b)(c)	16,203	498,404
Quanex Building Products Corp.	64,283	1,350,586
Resideo Technologies, Inc.(b)	402,471	6,451,610
Resources Connection, Inc.	50,830	776,682
RXO, Inc.(b)	259,900	5,424,113
SkyWest, Inc.(b)(c)	169,032	5,055,747
SPX Technologies, Inc.(b)(c)	23,337	1,782,013
Standex International Corp.	7,019	955,918
Sun Country Airlines Holdings, Inc.(b)	45,047	846,884
Tennant Co.	17,542	1,282,320
Titan International, Inc.(b)(c)	192,652	1,905,328
Trinity Industries, Inc.(c)	85,802	1,814,712
Triumph Group, Inc.(b)	131,466	1,471,105
TrueBlue, Inc.(b)(c)	138,206	2,285,927
TTEC Holdings, Inc.	70,909	2,249,234
UniFirst Corp.	11,737	2,008,318
Veritiv Corp.	61,696	6,514,481
Verra Mobility Corp., Class A(b)(c)	47,711	841,145
Viad Corp.(b)	55,873	1,297,371
Wabash National Corp.(c)	105,335	2,470,106
		219,259,456
Information Technology-8.76%
8x8, Inc.(b)(c)	158,231	645,582
A10 Networks, Inc.	20,984	312,452
Adeia, Inc.	96,271	944,418
ADTRAN Holdings, Inc.	70,067	624,297
Advanced Energy Industries, Inc.	21,627	2,122,690
Agilysys, Inc.(b)	2,599	193,210
Alarm.com Holdings, Inc.(b)	18,807	944,488
Alpha & Omega Semiconductor Ltd.(b)(c)	34,537	956,330
Arlo Technologies, Inc.(b)	99,552	962,668
Avid Technology, Inc.(b)	15,818	379,632
Axcelis Technologies, Inc.(b)(c)	8,056	1,269,223
Badger Meter, Inc.	5,318	733,193
Benchmark Electronics, Inc.	133,636	3,155,146
Cerence, Inc.(b)(c)	13,414	382,567
CEVA, Inc.(b)(c)	4,782	119,646
Clearfield, Inc.(b)(c)	6,305	246,589
Cohu, Inc.(b)	24,539	940,825
Comtech Telecommunications Corp.	40,475	464,653
Consensus Cloud Solutions, Inc.(b)(c)	11,736	427,777
Corsair Gaming, Inc.(b)(c)	91,436	1,803,118
CTS Corp.(c)	14,453	660,068
Digi International, Inc.(b)(c)	13,853	498,015
Digital Turbine, Inc.(b)(c)	78,605	718,450
Diodes, Inc.(b)	24,619	2,211,771
DoubleVerify Holdings, Inc.(b)(c)	18,666	650,883
Ebix, Inc.(c)	71,281	1,419,918
ePlus, Inc.(b)	44,253	2,185,656
Extreme Networks, Inc.(b)(c)	72,868	1,501,081
Fabrinet (Thailand)(b)(c)	22,766	2,577,566
FARO Technologies, Inc.(b)(c)	14,612	220,495
FormFactor, Inc.(b)	28,569	893,924
Harmonic, Inc.(b)(c)	55,456	976,580
Ichor Holdings Ltd.(b)	46,238	1,401,011
Insight Enterprises, Inc.(b)(c)	84,387	11,410,810
InterDigital, Inc.(c)	6,742	559,856
Itron, Inc.(b)	36,891	2,498,627
Knowles Corp.(b)	51,010	917,160

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Kulicke & Soffa Industries, Inc. (Singapore)(c)	25,764	$1,362,400
LivePerson, Inc.(b)	59,717	219,759
LiveRamp Holdings, Inc.(b)	30,195	734,946
MaxLinear, Inc.(b)	36,770	1,074,052
Methode Electronics, Inc.(c)	29,498	1,269,889
NETGEAR, Inc.(b)	57,233	802,979
NetScout Systems, Inc.(b)(c)	35,363	1,079,279
OneSpan, Inc.(b)(c)	14,635	221,574
Onto Innovation, Inc.(b)(c)	13,507	1,449,976
OSI Systems, Inc.(b)	14,140	1,682,801
PC Connection, Inc.	78,937	3,549,797
PDF Solutions, Inc.(b)	4,348	183,703
Perficient, Inc.(b)(c)	14,462	1,105,909
Photronics, Inc.(b)	55,142	1,170,665
Plexus Corp.(b)(c)	46,375	4,205,285
Progress Software Corp.	11,637	698,220
Rambus, Inc.(b)(c)	11,951	764,386
Rogers Corp.(b)(c)	6,822	1,074,260
Sanmina Corp.(b)(c)	158,665	8,415,592
ScanSource, Inc.(b)	140,425	4,038,623
Semtech Corp.(b)(c)	28,824	626,634
SMART Global Holdings, Inc.(b)(c)	126,095	2,847,225
SPS Commerce, Inc.(b)	3,453	537,977
TTM Technologies, Inc.(b)(c)	209,819	2,874,520
Ultra Clean Holdings, Inc.(b)	86,051	2,949,828
Veeco Instruments, Inc.(b)(c)	33,680	822,129
Viasat, Inc.(b)(c)	84,730	3,779,805
Viavi Solutions, Inc.(b)(c)	131,080	1,289,827
Xperi, Inc.(b)(c)	50,713	599,935
		100,362,350
Materials-6.57%
AdvanSix, Inc.	57,841	1,902,969
American Vanguard Corp.	32,953	562,178
Arconic Corp.(b)(c)	367,195	10,615,607
ATI, Inc.(b)(c)	106,525	3,683,634
Balchem Corp.(c)	8,211	1,015,126
Carpenter Technology Corp.	51,852	2,364,970
Century Aluminum Co.(b)(c)	299,010	2,344,238
Clearwater Paper Corp.(b)	63,785	1,938,426
Compass Minerals International, Inc.	38,857	1,232,933
FutureFuel Corp.	51,416	436,522
H.B. Fuller Co.	60,909	3,833,612
Hawkins, Inc.	25,987	1,219,830
Haynes International, Inc.	11,121	482,874
Innospec, Inc.	21,022	1,941,592
Kaiser Aluminum Corp.(c)	52,190	3,152,276
Koppers Holdings, Inc.	63,993	1,853,237
Livent Corp.(b)(c)	41,391	954,063
Materion Corp.	17,799	1,785,952
Mativ Holdings, Inc., Class A	98,515	1,483,636
Mercer International, Inc. (Germany)(c)	236,843	2,051,060
Minerals Technologies, Inc.	39,578	2,200,933
Myers Industries, Inc.	47,584	889,821
O-I Glass, Inc.(b)	352,455	7,302,868
Olympic Steel, Inc.	54,522	2,280,110
Quaker Chemical Corp.(c)	11,320	2,148,649
Rayonier Advanced Materials, Inc.(b)(c)	272,442	926,303
Stepan Co.	31,157	2,864,886
SunCoke Energy, Inc.	232,921	1,581,534
Sylvamo Corp.(c)	84,002	3,311,359
TimkenSteel Corp.(b)(c)	84,044	1,431,269
Tredegar Corp.(c)	94,455	664,019
	Shares	Value
Materials-(continued)
Trinseo PLC(c)	257,284	$3,195,467
Warrior Met Coal, Inc.(c)	49,834	1,633,558
		75,285,511
Real Estate-3.81%
Acadia Realty Trust	26,877	345,907
Alexander & Baldwin, Inc.	21,121	386,937
American Assets Trust, Inc.	23,164	441,274
Anywhere Real Estate, Inc.(b)(c)	1,826,960	11,089,647
Armada Hoffler Properties, Inc.(c)	41,339	456,382
Brandywine Realty Trust	104,994	409,477
CareTrust REIT, Inc.(c)	11,352	220,229
Centerspace(c)	4,771	280,582
Chatham Lodging Trust	21,907	205,707
Community Healthcare Trust, Inc.(c)	3,023	99,154
Cushman & Wakefield PLC(b)(c)	949,280	7,527,790
DiamondRock Hospitality Co.	131,889	1,035,329
Douglas Elliman, Inc.(c)	407,358	1,185,412
Easterly Government Properties, Inc.	22,514	312,494
Elme Communities	12,838	193,982
Essential Properties Realty Trust, Inc.	12,947	309,822
Four Corners Property Trust, Inc.	9,333	239,858
Getty Realty Corp.(c)	5,212	178,615
Global Net Lease, Inc.(c)	31,529	303,309
Hudson Pacific Properties, Inc.(c)	139,357	650,797
Innovative Industrial Properties, Inc.	3,715	245,561
JBG SMITH Properties, (Acquired 03/17/2023 - 05/31/2023; Cost $611,075)(c)(f)	42,629	603,627
Kennedy-Wilson Holdings, Inc.(c)	38,479	593,731
LTC Properties, Inc.(c)	5,655	181,582
LXP Industrial Trust	35,269	364,681
Marcus & Millichap, Inc.(c)	43,924	1,289,169
NexPoint Residential Trust, Inc.(c)	6,615	271,480
Office Properties Income Trust(c)	43,312	313,579
Orion Office REIT, Inc.	31,874	176,901
Outfront Media, Inc.	120,944	1,731,918
Pebblebrook Hotel Trust(c)	108,824	1,475,653
RE/MAX Holdings, Inc., Class A	22,165	414,264
Retail Opportunity Investments Corp.	25,990	317,078
RPT Realty	24,384	227,259
Safehold, Inc.(b)(c)	13,945	360,060
Saul Centers, Inc.	7,218	244,041
Service Properties Trust	196,088	1,609,882
SITE Centers Corp.	49,115	585,451
SL Green Realty Corp.	30,389	702,898
St. Joe Co. (The)(c)	6,866	319,338
Star Holdings(b)	9	139
Summit Hotel Properties, Inc.	104,454	684,174
Sunstone Hotel Investors, Inc.(c)	101,496	1,001,765
Tanger Factory Outlet Centers, Inc.(c)	27,285	555,795
Uniti Group, Inc.(c)	358,158	1,332,348
Universal Health Realty Income Trust	2,038	89,020
Urban Edge Properties(c)	30,875	411,564
Urstadt Biddle Properties, Inc., Class A	9,459	183,032
Veris Residential, Inc.(b)	24,654	398,409
Whitestone REIT	17,126	150,366
Xenia Hotels & Resorts, Inc.(c)	80,435	937,068
		43,644,537
Utilities-0.73%
American States Water Co.	6,303	559,832
Avista Corp.	46,018	1,902,844

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
California Water Service Group	16,784	$955,177
Chesapeake Utilities Corp.	5,950	759,815
Middlesex Water Co.	2,407	195,834
Northwest Natural Holding Co.	24,683	1,053,964
Otter Tail Corp.(c)	22,965	1,704,233
SJW Group	9,040	691,831
Unitil Corp.	11,394	600,350
		8,423,880
Total Common Stocks & Other Equity Interests (Cost $1,199,378,249)		1,144,532,239
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(g)(h) (Cost $681,371)	681,371	681,371
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,200,059,620)		1,145,213,610
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.51%
Invesco Private Government Fund, 5.10%(g)(h)(i)	72,207,353	$72,207,353
Invesco Private Prime Fund, 5.22%(g)(h)(i)	185,767,961	185,749,381
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $257,987,407)		257,956,734
TOTAL INVESTMENTS IN SECURITIES-122.42% (Cost $1,458,047,027)		1,403,170,344
OTHER ASSETS LESS LIABILITIES-(22.42)%		(256,946,885)
NET ASSETS-100.00%		$1,146,223,459

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Restricted security. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,315,172	$18,945,694	$(19,579,495)	$-	$-	$681,371	$10,879
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,858,717	268,116,081	(256,767,445)	-	-	72,207,353	2,256,955*
Invesco Private Prime Fund	156,537,964	490,584,155	(461,340,486)	(45,355)	13,103	185,749,381	6,100,470*
Total	$218,711,853	$777,645,930	$(737,687,426)	$(45,355)	$13,103	$258,638,105	$8,368,304

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-3.29%
Paramount Global, Class B(b)	1,596,923	$24,289,199
Consumer Discretionary-9.81%
Best Buy Co., Inc.	557,857	40,539,468
Foot Locker, Inc.(b)	253,617	6,421,582
Travel + Leisure Co.	107,833	3,932,670
Whirlpool Corp.(b)	166,909	21,579,665
		72,473,385
Consumer Staples-13.58%
Kraft Heinz Co. (The)	805,668	30,792,631
Philip Morris International, Inc.	384,771	34,633,238
Walgreens Boots Alliance, Inc.	1,150,958	34,954,594
		100,380,463
Energy-5.02%
Phillips 66	405,337	37,132,923
Financials-28.53%
Associated Banc-Corp	95,798	1,418,768
Bank of Hawaii Corp.	18,454	722,474
Citigroup, Inc.	827,985	36,696,295
Citizens Financial Group, Inc.	385,870	9,947,729
Columbia Banking System, Inc.	41,592	833,088
Comerica, Inc.	99,366	3,587,113
F.N.B. Corp.	166,583	1,830,747
Franklin Resources, Inc.(b)	355,951	8,546,384
Huntington Bancshares, Inc.	828,021	8,536,897
Invesco Ltd.(c)	421,824	6,065,829
KeyCorp	823,258	7,689,230
Lincoln National Corp.	1,065,033	22,280,490
Navient Corp.	277,796	4,208,609
Prudential Financial, Inc.	473,633	37,270,181
Truist Financial Corp.	969,950	29,554,376
U.S. Bancorp(b)	986,098	29,484,330
Valley National Bancorp(b)	302,874	2,235,210
		210,907,750
Health Care-7.16%
Gilead Sciences, Inc.	373,343	28,725,010
Organon & Co.	305,407	5,921,842
Viatris, Inc.	2,000,164	18,301,501
		52,948,353
Industrials-4.90%
3M Co.	388,519	36,252,708
Information Technology-7.31%
Intel Corp.	1,339,604	42,117,150
Seagate Technology Holdings PLC(b)	197,793	11,887,359
		54,004,509
Materials-10.00%
International Paper Co.	700,496	20,622,602
LyondellBasell Industries N.V., Class A	432,605	37,005,032
Newmont Corp.	299,497	12,144,603
Scotts Miracle-Gro Co. (The)	65,200	4,120,640
		73,892,877
	Shares	Value
Real Estate-5.96%
Apartment Income REIT Corp.	25,815	$895,522
Brixmor Property Group, Inc.(b)	70,259	1,407,288
Corporate Office Properties Trust(b)	39,286	896,506
Cousins Properties, Inc.(b)	43,084	858,233
Crown Castle, Inc.	66,192	7,493,596
CubeSmart(b)	26,181	1,163,484
Digital Realty Trust, Inc.	57,970	5,939,606
Federal Realty Investment Trust	13,104	1,155,773
Healthpeak Properties, Inc.	115,953	2,314,422
Iron Mountain, Inc.(b)	112,919	6,032,133
Kilroy Realty Corp.	43,365	1,176,926
Kimco Realty Corp.	107,052	1,967,616
Kite Realty Group Trust	45,201	878,707
Lamar Advertising Co., Class A(b)	23,252	2,089,890
National Storage Affiliates Trust	24,508	897,238
NNN REIT, Inc.(b)	21,255	904,188
Realty Income Corp.	63,941	3,800,653
Regency Centers Corp.	23,464	1,320,319
VICI Properties, Inc.	92,575	2,863,345
		44,055,445
Utilities-4.22%
ALLETE, Inc.	29,150	1,736,465
Edison International	281,730	19,022,410
NorthWestern Corp.	29,581	1,673,989
OGE Energy Corp.(b)	106,975	3,774,078
Pinnacle West Capital Corp.	64,066	4,951,020
		31,157,962
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $876,172,158)		737,495,574
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.77%
Invesco Private Government Fund, 5.10%(c)(d)(e)	9,872,318	9,872,318
Invesco Private Prime Fund, 5.22%(c)(d)(e)	25,395,423	25,392,882
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,268,993)		35,265,200
TOTAL INVESTMENTS IN SECURITIES-104.55% (Cost $911,441,151)		772,760,774
OTHER ASSETS LESS LIABILITIES-(4.55)%		(33,638,791)
NET ASSETS-100.00%		$739,121,983
See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Ltd.	$-	$13,955,700	$(7,558,004)	$(401,298)	$69,431	$6,065,829	$316,357
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	29,297,146	(29,297,146)	-	-	-	20,031
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,112,363	243,039,233	(262,279,278)	-	-	9,872,318	696,662*
Invesco Private Prime Fund	75,625,363	552,731,367	(602,953,781)	(5,935)	(4,132)	25,392,882	1,890,494*
Total	$104,737,726	$839,023,446	$(902,088,209)	$(407,233)	$65,299	$41,331,029	$2,923,544

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,722,684,337	$-	$-	$1,722,684,337
Money Market Funds	-	63,456,787	-	63,456,787
Total Investments	$1,722,684,337	$63,456,787	$-	$1,786,141,124
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$404,737,545	$-	$-	$404,737,545
Money Market Funds	92,400	72,318,692	-	72,411,092
Total Investments	$404,829,945	$72,318,692	$-	$477,148,637
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,144,532,239	$-	$0	$1,144,532,239
Money Market Funds	681,371	257,956,734	-	258,638,105
Total Investments	$1,145,213,610	$257,956,734	$0	$1,403,170,344
Invesco S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$737,495,574	$-	$-	$737,495,574
Money Market Funds	-	35,265,200	-	35,265,200
Total Investments	$737,495,574	$35,265,200	$-	$772,760,774